Fair Value Measurements - Significant unobservable inputs investments measured at fair value using Level 3 inputs (Details)	Jun. 30, 2023 USD ($)
Fair Value Measurements
Debt Investments	$ 935,310,172
EBITDA multiples
Fair Value Measurements
Debt Investments	831,715,991
Revenue multiples
Fair Value Measurements
Debt Investments	103,594,181
Market rate approach
Fair Value Measurements
Debt Investments	$ 935,310,172
Market rate approach | Minimum
Fair Value Measurements
Debt Investments, measurement input	0.080
Market rate approach | Maximum
Fair Value Measurements
Debt Investments, measurement input	0.143
Market rate approach | Weighted average
Fair Value Measurements
Debt Investments, measurement input	0.100
Market comparable companies | EBITDA multiples | Minimum
Fair Value Measurements
Debt Investments, measurement input	0.090
Market comparable companies | EBITDA multiples | Maximum
Fair Value Measurements
Debt Investments, measurement input	0.300
Market comparable companies | EBITDA multiples | Weighted average
Fair Value Measurements
Debt Investments, measurement input	0.161
Market comparable companies | Revenue multiples
Fair Value Measurements
Debt Investments, measurement input	0.080
Market comparable companies | Revenue multiples | Minimum
Fair Value Measurements
Debt Investments, measurement input	0.035
Market comparable companies | Revenue multiples | Maximum
Fair Value Measurements
Debt Investments, measurement input	0.165